As filed with the Securities and Exchange Commission on December 5, 2011

Registration Nos. 2-75503, 811-03364

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)

Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 125	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	(X)

Amendment No. 125	(X)

MAXIM SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Registrant’s Telephone Number, including Area Code: (866) 831-7129

Mitchell T.G. Graye

President and Chief Executive Officer

Maxim Series Fund, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Address of Principal Executive Offices)

(Name and Address of Agent for Service)

Copies of Communications to:

Renee M. Hardt, Esq.

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

x	immediately upon filing pursuant to paragraph (b) of Rule 485 on , pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on , pursuant to paragraph (a)(1) of Rule 485
75 days after filing, pursuant to paragraph (a)(2) of Rule 485 on , pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, and State of Colorado on the 5th day of December 2011.

MAXIM SERIES FUND, INC.
(Registrant)

By:	/s/ M.T.G. Graye
M.T.G. Graye, President and Chief Executive
Officer

Pursuant to the requirements of the Securities Act, this amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ M.T.G. Graye M.T.G. Graye	Chairman, President and Chief Executive Officer	December 5, 2011

/s/ C.P. Nelson C.P. Nelson	Director	December 5, 2011

/s/ G.H. Klapper G.H. Klapper*	Director	December 5, 2011

/s/ S.G. McConahey S.G. McConahey*	Director	December 5, 2011

/s/ S. Zisman S. Zisman*	Director	December 5, 2011

/s/ M.C. Maiers M.C. Maiers	Chief Financial Officer and Treasurer	December 5, 2011

*By:	/s/ B. A. Byrne	December 5, 2011
B.A. Byrne
Attorney-in-fact

Powers of Attorney for Mr. Zisman are incorporated by reference to Registrant’s Post-Effective Amendment No. 52 to the Registration Statement filed on June 25, 1997 (File No. 2-77503). Power of Attorney for Ms. Klapper is incorporated by reference to Registrant’s Post-Effective Amendment No. 96 to the Registration

Statement filed on February 13, 2009 (File No. 2-77503). Power of Attorney for Mr. McConahey is incorporated by reference to Registrant’s Post-Effective Amendment No. 109 to the Registration Statement filed on March 25, 2011 (File No. 2-77503).

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase